Capital World Growth and Income Fund®
Investment portfolio
February 28, 2021
unaudited
Common stocks 94.17% Information technology 18.52%	Shares	Value (000)
Broadcom Inc.	9,064,321	$4,259,053
Microsoft Corp.	16,914,363	3,930,560
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	173,386,000	3,788,746
ASML Holding NV1	3,161,229	1,779,950
Tokyo Electron Ltd.[1]	3,178,500	1,309,155
Mastercard Inc., Class A	2,392,026	846,418
Apple Inc.	4,859,952	589,318
NetEase, Inc.[1]	20,431,875	446,728
Logitech International SA1	3,863,865	411,408
Delta Electronics, Inc.[1]	37,649,717	380,328
Keyence Corp.[1]	793,800	379,658
Accenture PLC, Class A	1,484,204	372,387
EPAM Systems, Inc.[2]	784,291	293,019
Visa Inc., Class A	1,221,425	259,418
Adobe Inc.[2]	481,641	221,396
Worldline SA, non-registered shares[1,2]	2,083,336	185,449
RingCentral, Inc., Class A2	403,498	152,587
OBIC Co., Ltd.[1]	901,700	152,073
ServiceNow, Inc.[2]	237,582	126,741
Hexagon AB, Class B1	1,521,209	126,729
Ceridian HCM Holding Inc.[2]	1,370,913	122,916
Capgemini SE1	668,996	107,141
Globalwafers Co., Ltd.[1]	3,400,000	90,724
Samsung Electronics Co., Ltd.[1]	1,078,839	79,118
NortonLifeLock Inc.	3,725,060	72,676
Advanced Micro Devices, Inc.[2]	705,200	59,596
SS&C Technologies Holdings, Inc.	619,179	41,039
PayPal Holdings, Inc.[2]	92,465	24,027
GDS Holdings Ltd., Class A1,2	1,662,900	20,985
Autodesk, Inc.[2]	52,530	14,498
salesforce.com, inc.[2]	45,794	9,914
		20,653,755
Financials 14.41%
AIA Group Ltd.[1]	138,232,296	1,730,303
Kotak Mahindra Bank Ltd.[1,2]	48,763,276	1,177,791
CME Group Inc., Class A	5,001,029	998,706
Ping An Insurance (Group) Company of China, Ltd., Class H1	63,840,000	783,975
Ping An Insurance (Group) Company of China, Ltd., Class A1	3,913,559	51,632
Zurich Insurance Group AG1	1,969,347	803,020
HDFC Bank Ltd.[1,2]	32,810,552	683,708
HDFC Bank Ltd. (ADR)[2]	557,164	44,094
Sberbank of Russia PJSC (ADR)[1]	47,985,328	692,704
JPMorgan Chase & Co.	4,438,392	653,198
Lufax Holding Ltd. (ADR)[2,3]	37,379,713	561,443
HDFC Life Insurance Company Ltd.[1,2]	54,729,732	520,885
Citigroup Inc.	7,293,458	480,493
Capital World Growth and Income Fund — Page 1 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
S&P Global Inc.	1,374,366	$452,661
Toronto-Dominion Bank (CAD denominated)	6,471,810	392,296
Nasdaq, Inc.	2,659,932	367,842
B3 SA - Brasil, Bolsa, Balcao	37,254,267	360,963
M&G PLC[1]	119,348,045	305,739
PNC Financial Services Group, Inc.	1,776,778	299,138
KBC Groep NV1	3,930,206	282,598
London Stock Exchange Group PLC[1]	2,094,197	280,534
Barclays PLC[1]	125,039,192	277,922
Aon PLC, Class A	1,218,177	277,391
DNB ASA[1,3]	13,752,108	267,861
BlackRock, Inc.	367,236	255,045
Hong Kong Exchanges and Clearing Ltd.[1]	3,944,700	240,170
Discover Financial Services	2,443,860	229,894
Intercontinental Exchange, Inc.	2,021,967	223,043
Chubb Ltd.	1,366,467	222,160
American International Group, Inc.	4,982,321	218,973
St. James’s Place PLC[1]	8,739,411	142,911
FinecoBank SpA[1,2]	7,747,724	136,207
The Blackstone Group Inc., Class A	1,877,399	129,972
BNP Paribas SA1,2	2,152,771	127,916
Banco Santander, SA1,2	36,591,079	127,857
Legal & General Group PLC[1]	30,461,053	109,997
Macquarie Group Ltd.[1]	977,713	107,394
Moody’s Corp.	374,503	102,947
Power Corp. of Canada, subordinate voting shares	4,044,244	97,499
Bank of America Corp.	2,679,213	92,996
Ares Management Corp., Class A	1,659,511	86,261
BOC Hong Kong (Holdings) Ltd.[1]	25,808,000	85,807
Berkshire Hathaway Inc., Class B2	318,806	76,676
Principal Financial Group, Inc.	1,289,898	72,982
AXA SA1	2,762,189	69,297
Deutsche Bank AG1,2	5,178,221	63,655
National Bank of Canada	1,004,003	63,241
Swedbank AB, Class A1	3,130,081	54,741
Aegon NV1	11,432,098	54,548
China Pacific Insurance (Group) Co., Ltd., Class H1	11,436,800	52,467
Marsh & McLennan Companies, Inc.	429,431	49,479
Futu Holdings Ltd. (ADR)[2]	197,506	30,177
		16,071,209
Consumer discretionary 13.00%
LVMH Moët Hennessy-Louis Vuitton SE1	2,702,924	1,711,551
Amazon.com, Inc.[2]	480,786	1,487,037
Ocado Group PLC[1,2,4]	43,664,143	1,338,012
General Motors Company	23,433,812	1,202,858
Home Depot, Inc.	4,157,693	1,074,098
Alibaba Group Holding Ltd.[1,2]	30,835,760	922,290
Alibaba Group Holding Ltd. (ADR)[2]	299,046	71,101
MercadoLibre, Inc.[2]	531,269	870,277
Flutter Entertainment PLC (EUR denominated)[1,2]	2,315,806	445,499
Flutter Entertainment PLC (GBP denominated)[1,2]	1,124,497	216,502
adidas AG1,2	1,364,041	473,518
Barratt Developments PLC[1]	42,714,928	395,225
Marriott International, Inc., Class A2	2,455,310	363,558
Capital World Growth and Income Fund — Page 2 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Midea Group Co., Ltd., Class A1	21,563,273	$310,608
Stellantis NV1	19,076,090	309,042
Restaurant Brands International Inc.	2,608,279	156,288
Restaurant Brands International Inc. (CAD denominated)[3]	2,496,867	149,761
Kering SA1	480,817	304,400
Shimano Inc.[1]	1,149,500	256,750
DraftKings Inc., Class A2	3,852,868	237,067
Astra International Tbk PT1	591,490,000	223,839
Naspers Ltd., Class N1,3	887,000	206,293
Moncler SpA[1,2]	2,569,245	159,040
NIKE, Inc., Class B	1,153,295	155,441
Meituan Dianping, Class B1,2	3,172,100	139,963
YUM! Brands, Inc.	1,346,774	139,432
Sony Corp.[1]	1,318,200	138,554
Nokian Renkaat Oyj[1]	3,428,413	121,253
Taylor Wimpey PLC[1,2]	54,518,206	119,698
Lowe’s Companies, Inc.	674,256	107,712
Wynn Macau, Ltd.[1,2]	51,080,800	97,477
EssilorLuxottica[1]	575,886	93,778
SAIC Motor Corp. Ltd., Class A1	24,937,319	81,950
Industria de Diseño Textil, SA1	2,430,554	80,061
Just Eat Takeaway (GBP denominated)[1,2]	792,081	76,295
Cie. Financière Richemont SA, Class A1	670,112	64,498
H & M Hennes & Mauritz AB, Class B1,2	2,537,209	59,783
Melco Resorts & Entertainment Ltd. (ADR)[2]	2,632,503	57,020
InterContinental Hotels Group PLC[1,2]	613,315	42,960
DoorDash, Inc., Class A2	182,500	30,932
		14,491,421
Health care 11.47%
Abbott Laboratories	14,339,426	1,717,576
UnitedHealth Group Inc.	4,479,813	1,488,284
Thermo Fisher Scientific Inc.	2,682,784	1,207,467
Gilead Sciences, Inc.	19,179,898	1,177,646
Amgen Inc.	4,242,019	954,115
Novartis AG1	10,120,948	869,815
Stryker Corp.	2,073,449	503,205
Daiichi Sankyo Company, Ltd.[1]	17,301,000	491,718
AstraZeneca PLC[1]	4,719,649	456,820
Chugai Pharmaceutical Co., Ltd.[1]	8,444,774	380,446
Sanofi[1]	3,139,908	287,416
Eli Lilly and Company	1,212,644	248,459
Olympus Corp.[1]	11,205,200	235,904
Johnson & Johnson	1,428,247	226,320
Zimmer Biomet Holdings, Inc.	1,253,079	204,327
Centene Corp.[2]	3,437,404	201,226
Coloplast A/S, Class B1	1,317,353	200,924
Medtronic PLC	1,574,038	184,115
Pfizer Inc.	4,649,310	155,705
WuXi Biologics (Cayman) Inc.[1,2]	11,854,900	146,449
AbbVie Inc.	1,282,910	138,221
Carl Zeiss Meditec AG, non-registered shares[1]	883,600	132,071
Baxter International Inc.	1,588,533	123,413
Illumina, Inc.[2]	256,280	112,612
Teva Pharmaceutical Industries Ltd. (ADR)[2]	10,181,316	109,551
Capital World Growth and Income Fund — Page 3 of 12

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Alcon Inc.[1,2]	1,576,001	$108,082
PerkinElmer, Inc.	851,567	107,374
Intuitive Surgical, Inc.[2]	141,214	104,047
Zoetis Inc., Class A	540,402	83,892
Cigna Corp.	388,955	81,642
Humana Inc.	201,698	76,575
GlaxoSmithKline PLC[1]	4,537,024	75,254
M3, Inc.[1]	942,300	74,784
Vertex Pharmaceuticals Inc.[2]	337,647	71,767
Hypera SA, ordinary nominative	9,071,000	53,058
		12,790,280
Communication services 9.99%
Alphabet Inc., Class C2	640,833	1,305,287
Alphabet Inc., Class A2	548,985	1,109,998
Netflix, Inc.[2]	3,821,618	2,059,279
SoftBank Corp.[1,3]	93,030,343	1,261,642
Facebook, Inc., Class A2	4,402,890	1,134,272
Yandex NV, Class A2	13,858,427	886,731
Comcast Corp., Class A	15,862,748	836,284
Tencent Holdings Ltd.[1]	6,612,100	563,858
SoftBank Group Corp.[1]	5,895,000	547,140
Altice USA, Inc., Class A2	11,591,744	389,599
Altice USA, Inc., Class B1,2	1,454,582	48,888
Activision Blizzard, Inc.	2,462,543	235,444
Daily Mail and General Trust PLC, Class A, nonvoting shares[1]	10,944,487	137,227
Bilibili Inc., Class Z (ADR)[2]	899,151	113,266
Cellnex Telecom, SA, non-registered shares[1]	2,003,412	108,880
Electronic Arts Inc.	679,800	91,073
Omnicom Group Inc.	1,303,714	89,604
ITV PLC[1,2]	57,194,751	87,507
TELUS Corp.	3,444,258	69,015
América Móvil, SAB de CV, Series L (ADR)	3,349,105	42,534
Indus Towers Ltd.[1]	5,580,028	19,504
		11,137,032
Industrials 7.67%
Airbus SE, non-registered shares[1,2]	8,025,964	928,278
CSX Corp.	10,080,047	922,828
Recruit Holdings Co., Ltd.[1]	11,911,200	596,692
Deere & Company	1,294,620	451,978
Honeywell International Inc.	1,927,843	390,099
LIXIL Corp.[1]	13,439,700	376,569
Safran SA1,2	2,739,933	374,247
Johnson Controls International PLC	5,698,809	317,937
VINCI SA1	2,934,808	304,552
BAE Systems PLC[1]	45,037,355	303,539
Stanley Black & Decker, Inc.	1,586,073	277,309
Parker-Hannifin Corp.	883,966	253,663
Raytheon Technologies Corp.	3,481,703	250,648
TransDigm Group Inc.[2]	383,612	221,218
Melrose Industries PLC[1,2]	87,412,599	201,965
Union Pacific Corp.	872,083	179,614
Nidec Corp.[1]	1,258,300	161,335
Aena SME, SA, non-registered shares[1,2]	945,918	160,746
Capital World Growth and Income Fund — Page 4 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
General Electric Co.	10,712,605	$134,336
Bunzl PLC[1]	4,124,513	128,515
ManpowerGroup Inc.	1,301,653	122,928
Eiffage SA1,2	1,178,654	121,060
Sydney Airport, units[1,2]	25,280,594	114,222
SMC Corp.[1]	164,800	97,972
ACS, Actividades de Construcción y Servicios SA1	3,172,531	96,958
Lockheed Martin Corp.	261,720	86,433
Ryanair Holdings PLC (ADR)[2]	788,633	84,794
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A1	22,209,227	83,109
Compagnie de Saint-Gobain SA, non-registered shares[1,2]	1,434,579	76,859
Emerson Electric Co.	884,740	75,999
Caterpillar Inc.	329,903	71,219
AB Volvo, Class B1,2	2,764,188	70,584
RELX PLC[1]	2,942,598	69,368
Atlas Copco AB, Class B1	1,414,018	68,328
Adecco Group AG1	1,074,884	67,431
L3Harris Technologies, Inc.	337,052	61,313
Knorr-Bremse AG, non-registered shares[1]	439,417	55,910
InPost SA1,2	2,508,766	54,957
MTU Aero Engines AG1	227,458	54,023
Deutsche Post AG1	991,680	49,086
Jardine Matheson Holdings Ltd.[1]	295,500	15,477
Otis Worldwide Corp.	230,943	14,713
		8,548,811
Consumer staples 5.27%
Philip Morris International Inc.	17,857,471	1,500,385
Nestlé SA1	7,023,965	733,484
British American Tobacco PLC[1]	19,080,719	661,472
British American Tobacco PLC (ADR)[3]	2,045,717	71,723
Keurig Dr Pepper Inc.	18,614,673	568,120
Altria Group, Inc.	10,711,940	467,041
Constellation Brands, Inc., Class A	2,040,718	436,999
Kweichow Moutai Co., Ltd., Class A1	947,899	311,549
Imperial Brands PLC[1]	14,493,688	269,102
Kirin Holdings Company, Ltd.[1]	8,758,800	172,608
Treasury Wine Estates Ltd.[1]	17,583,129	147,768
Thai Beverage PCL[1]	259,150,500	142,278
Bunge Ltd.	1,320,616	101,133
Mondelez International, Inc.	1,798,119	95,588
Conagra Brands, Inc.	2,596,557	88,101
Pernod Ricard SA1	345,223	65,523
Danone SA1	376,000	25,555
Estée Lauder Companies Inc., Class A	67,725	19,360
		5,877,789
Materials 4.71%
Vale SA, ordinary nominative	72,420,309	1,221,435
Vale SA, ordinary nominative (ADR)	48,500,719	819,662
Rio Tinto PLC[1]	7,804,655	674,485
BHP Group PLC[1]	17,901,985	565,817
Fortescue Metals Group Ltd.[1]	19,916,362	370,487
Linde PLC	1,236,950	302,150
Freeport-McMoRan Inc.[2]	8,154,426	276,516
Capital World Growth and Income Fund — Page 5 of 12

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Shin-Etsu Chemical Co., Ltd.[1]	977,100	$160,351
Huntsman Corp.	5,520,379	150,706
Dow Inc.	2,410,555	142,970
CRH PLC[1]	3,004,990	129,825
Amcor PLC (CDI)[1]	8,788,346	96,691
HeidelbergCement AG1	894,637	70,619
Koninklijke DSM NV1	421,487	69,352
Barrick Gold Corp. (CAD denominated)	3,075,388	57,395
Evonik Industries AG1	1,518,626	51,175
Air Liquide SA, non-registered shares[1]	337,186	50,719
Akzo Nobel NV1	318,942	32,918
WestRock Co.	134,716	5,872
		5,249,145
Utilities 3.86%
Enel SpA[1]	114,552,411	1,084,246
E.ON SE1	57,421,006	584,998
Iberdrola, SA, non-registered shares[1,2]	42,007,225	527,389
DTE Energy Company	3,360,914	395,647
China Resources Gas Group Ltd.[1]	57,588,000	287,619
Ørsted AS1	1,373,882	221,753
Entergy Corp.	2,528,367	219,487
NextEra Energy, Inc.	2,778,368	204,154
Guangdong Investment Ltd.[1]	106,746,000	190,840
ENN Energy Holdings Ltd.[1]	8,273,500	126,674
Engie SA1,2	7,596,029	110,720
China Gas Holdings Ltd.[1]	26,543,000	106,823
Dominion Energy, Inc.	1,497,579	102,315
Endesa, SA1	2,886,658	71,440
AES Corp.	2,678,006	71,128
		4,305,233
Energy 2.98%
Canadian Natural Resources, Ltd. (CAD denominated)	25,560,855	697,169
EOG Resources, Inc.	8,540,232	551,357
Chevron Corp.	3,699,207	369,921
Gazprom PJSC (ADR)[1]	58,035,897	335,280
TC Energy Corp. (CAD denominated)	7,570,532	317,075
BP PLC[1]	52,647,675	214,020
Royal Dutch Shell PLC, Class B1	10,081,435	195,415
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	83,747	1,690
Royal Dutch Shell PLC, Class A (ADR)[3]	14,394	591
Royal Dutch Shell PLC, Class A (EUR denominated)[1,3]	15,478	315
Total SE1	3,987,240	184,713
ConocoPhillips	2,999,119	155,984
Suncor Energy Inc.[3]	4,742,885	94,179
Pioneer Natural Resources Company	619,479	92,036
Reliance Industries Ltd.[1]	2,222,000	62,778
Baker Hughes Co., Class A	1,817,273	44,487
		3,317,010
Real estate 2.29%
Crown Castle International Corp. REIT	5,574,214	868,184
American Tower Corp. REIT	2,356,586	509,329
Longfor Group Holdings Ltd.[1]	75,377,000	446,162
Capital World Growth and Income Fund — Page 6 of 12

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Equinix, Inc. REIT	301,851	$195,702
Shimao Group Holdings Ltd.[1]	36,554,500	120,809
CIFI Holdings (Group) Co. Ltd.[1]	102,758,381	97,226
Sun Hung Kai Properties Ltd.[1]	5,933,500	95,668
Digital Realty Trust, Inc. REIT	518,223	69,820
Vonovia SE1	875,647	55,766
Unibail-Rodamco-Westfield REIT, non-registered shares[1]	613,820	45,035
China Resources Land Ltd.[1]	9,057,915	42,957
China Resources Mixc Lifestyle Services Ltd.[1,2]	341,676	2,103
Shimao Services Holdings Ltd.[1,2]	618,081	1,185
		2,549,946
Total common stocks (cost: $64,405,842,000)		104,991,631
Preferred securities 0.94% Consumer discretionary 0.38%
Volkswagen AG, nonvoting preferred shares[1]	2,028,687	423,080
Financials 0.22%
Banco Bradesco SA, preferred nominative shares	50,846,890	208,679
Fannie Mae, Series S, 8.25% noncumulative, preferred shares[2]	3,417,000	19,374
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares[2]	3,518,000	18,540
		246,593
Energy 0.15%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	20,618,674	162,888
Information technology 0.13%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	2,315,387	150,179
Health care 0.06%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,853,219	61,633
Total preferred securities (cost: $1,024,317,000)		1,044,373
Convertible stocks 0.41% Utilities 0.14%
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	649,025	60,249
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	1,049,092	51,080
DTE Energy Company, convertible preferred units, 6.25% 2022	1,012,482	46,473
		157,802
Financials 0.12%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[5]	124,316	135,994
Information technology 0.11%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	82,761	125,119
Capital World Growth and Income Fund — Page 7 of 12

unaudited
Convertible stocks (continued) Health care 0.04%	Shares	Value (000)
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	342,146	$37,848
Total convertible stocks (cost: $413,580,000)		456,763
Convertible bonds & notes 0.24% Communication services 0.20%	Principal amount (000)
Sea Ltd., convertible notes, 2.375% 2025[5]	$ 81,578	219,565
Consumer discretionary 0.04%
Carnival Corp., convertible notes, 5.75% 2023[5]	16,338	46,750
Total convertible bonds & notes (cost: $130,340,000)		266,315
Bonds, notes & other debt instruments 0.48% Corporate bonds, notes & loans 0.40% Health care 0.13%
Teva Pharmaceutical Finance Co. BV 6.00% 2024	85,907	89,758
Teva Pharmaceutical Finance Co. BV 3.15% 2026	59,700	56,059
		145,817
Consumer discretionary 0.12%
Carnival Corp. 11.50% 2023[5]	41,140	46,968
General Motors Company 5.40% 2023	15,446	17,229
General Motors Financial Co. 5.20% 2023	18,950	20,671
Royal Caribbean Cruises Ltd. 11.50% 2025[5]	43,920	51,441
		136,309
Communication services 0.06%
CenturyLink, Inc. 7.50% 2024	7,016	7,884
CenturyLink, Inc., Series T, 5.80% 2022	20,048	20,808
Sprint Corp. 11.50% 2021	33,950	36,305
		64,997
Energy 0.04%
ONEOK, Inc. 2.20% 2025	2,141	2,207
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[6]	36,500	40,340
		42,547
Financials 0.03%
Lloyds Banking Group PLC, junior subordinated, 6.657% (3-month USD-LIBOR + 1.27% on 5/21/2037)[5,6]	30,300	39,066
Consumer staples 0.02%
JBS Investments GmbH II 7.00% 2026[5]	20,000	21,235
Total corporate bonds, notes & loans		449,971
Bonds & notes of governments & government agencies outside the U.S. 0.05%
United Mexican States, Series M, 8.00% 2023	MXN1,013,000	52,997
Capital World Growth and Income Fund — Page 8 of 12

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%	Principal amount (000)	Value (000)
U.S. Treasury 2.625% 2021	$30,000	$30,602
Total bonds, notes & other debt instruments (cost: $469,576,000)		533,570
Short-term securities 3.68% Money market investments 3.68%	Shares
Capital Group Central Cash Fund 0.09%[4,7]	37,465,424	3,746,917
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.01%[7,8]	110,200,000	110,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[7,8]	108,400,000	108,400
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[7,8]	71,404,926	71,405
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[7,8]	50,600,000	50,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[7,8]	10,100,000	10,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.02%[7,8]	7,200,000	7,200
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[7,8]	3,600,000	3,600
		4,108,422
Total short-term securities (cost: $4,108,247,000)		4,108,422
Total investment securities 99.92% (cost: $70,551,902,000)		111,401,074
Other assets less liabilities 0.08%		89,273
Net assets 100.00%		$111,490,347
Investments in affiliates4

	Value of affiliates at 12/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 2/28/2021 (000)	Dividend income (000)
Common stocks 1.20%
Consumer discretionary 1.20%
Ocado Group PLC[1,2]	$1,268,698	$18,330	$454	$413	$51,025	$1,338,012	$—
Short-term securities 3.36%
Money market investments 3.36%
Capital Group Central Cash Fund 0.09%[7]	1,898,141	4,679,336	2,830,560	52	(52)	3,746,917	896
Total 4.56%				$465	$50,973	$5,084,929	$896
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $48,395,075,000, which represented 43.41% of the net assets of the fund. This amount includes $48,346,187,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $360,064,000, which represented .32% of the net assets of the fund.
[4]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $561,019,000, which represented .50% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Rate represents the seven-day yield at 2/28/2021.
[8]	Security purchased with cash collateral from securities on loan.
Capital World Growth and Income Fund — Page 9 of 12

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. As of February 28, 2021, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $275,190,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital World Growth and Income Fund — Page 10 of 12

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$11,395,563	$9,258,192	$—	$20,653,755
Financials	6,839,570	9,231,639	—	16,071,209
Consumer discretionary	6,102,582	8,388,839	—	14,491,421
Health care	9,330,597	3,459,683	—	12,790,280
Communication services	8,362,386	2,774,646	—	11,137,032
Industrials	3,917,029	4,631,782	—	8,548,811
Consumer staples	3,348,450	2,529,339	—	5,877,789
Materials	2,976,706	2,272,439	—	5,249,145
Utilities	992,731	3,312,502	—	4,305,233
Energy	2,322,799	994,211	—	3,317,010
Real estate	1,643,035	906,911	—	2,549,946
Preferred securities	409,481	634,892	—	1,044,373
Convertible stocks	320,769	135,994	—	456,763
Convertible bonds & notes	—	266,315	—	266,315
Bonds, notes & other debt instruments	—	533,570	—	533,570
Short-term securities	4,108,422	—	—	4,108,422
Total	$62,070,120	$49,330,954	$—	$111,401,074
Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
USD/$ = U.S. dollars
Capital World Growth and Income Fund — Page 11 of 12

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-033-0421O-S78075	Capital World Growth and Income Fund — Page 12 of 12